Shareholder Report, Line Graph (Details) - USD ($)					8 Months Ended	10 Months Ended	12 Months Ended			20 Months Ended	22 Months Ended	24 Months Ended		32 Months Ended	34 Months Ended	36 Months Ended			44 Months Ended	46 Months Ended	48 Months Ended		56 Months Ended	58 Months Ended	60 Months Ended	68 Months Ended	72 Months Ended		80 Months Ended	84 Months Ended		92 Months Ended	96 Months Ended		104 Months Ended	108 Months Ended		120 Months Ended
	May 18, 2021	Aug. 01, 2017	Apr. 01, 2016	Mar. 31, 2016	Mar. 31, 2018	Mar. 31, 2022	Mar. 31, 2026	Mar. 31, 2017	Mar. 31, 2017	Mar. 31, 2019	Mar. 31, 2023	Mar. 31, 2018	Mar. 31, 2018	Mar. 31, 2020	Mar. 31, 2024	Aug. 01, 2020	Mar. 31, 2019	Mar. 31, 2019	Mar. 31, 2021	Mar. 31, 2025	Mar. 31, 2020	Mar. 31, 2020	Mar. 31, 2022	Mar. 31, 2026	Mar. 31, 2021	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2022	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2023	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2024	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2026
Account Value [Line Items]
Accumulated Value																												$ 11,342
C000006958 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							B with CDSC (declining over six years from 4% to 0%)
Accumulated Value				$ 10,000				$ 9,919				$ 10,077						$ 10,465				$ 10,688			$ 11,141			10,616			$ 10,260			$ 10,552			$ 10,580		$ 10,919
C000006957 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							A with initial sales charge (4.25%)
Accumulated Value				9,575				9,569				9,793						10,247				10,543			11,061			10,619			10,351			10,713			10,833		11,252
C000006959 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							A with initial sales charge (4.25%)
Accumulated Value				9,575				9,590				9,867						10,343				10,558			11,226			10,743			10,431			10,891			11,114		11,518
C000006960 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							B with CDSC (declining over six years from 4% to 0%)
Accumulated Value				10,000				9,940				10,151						10,561				10,701			11,304			10,736			10,335			10,710			10,848		11,159
C000006961 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							C with CDSC (1% for 12 months)
Accumulated Value				10,000				9,940				10,151						10,552				10,691			11,292			10,726			10,325			10,701			10,849		11,161
C000006964 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							C with CDSC (1% for 12 months)
Accumulated Value				10,000				9,919				10,060						10,407				10,499			11,089			10,576			10,334			10,579			10,671		10,983
C000006963 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							B with CDSC (declining over six years from 4% to 0%)
Accumulated Value				10,000				9,919				10,061						10,408				10,500			11,092			10,578			10,336			10,582			10,674		10,985
C000006962 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							A with initial sales charge (4.25%)
Accumulated Value				9,575				9,561				9,780						10,193				10,352			11,016			10,585			10,420			10,757			10,933		11,335
C000006967 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							A with initial sales charge (4.25%)
Accumulated Value				9,575				9,521				9,751						10,178				10,427			10,967			10,511			10,273			10,609			10,758		11,169
C000006968 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							B with CDSC (declining over six years from 4% to 0%)
Accumulated Value				10,000				9,869				10,031						10,403				10,568			11,044			10,498			10,192			10,447			10,516		10,827
C000006973 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							C with CDSC (1% for 12 months)
Accumulated Value				10,000				9,914				10,049						10,440				10,582			11,137			10,643			10,357			10,588			10,645		10,928
C000006972 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							B with CDSC (declining over six years from 4% to 0%)
Accumulated Value				10,000				9,923				10,059						10,441				10,593			11,139			10,644			10,358			10,589			10,645		10,928
C000006971 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							A with initial sales charge (4.25%)
Accumulated Value				9,575				9,564				9,768						10,225				10,451			11,072			10,660			10,451			10,764			10,902		11,275
C000006974 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							A with initial sales charge (4.25%)
Accumulated Value				9,575				9,577				9,783						10,183				10,463			10,966			10,647			10,426			10,747			10,913		11,324
C000006975 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							B with CDSC (declining over six years from 4% to 0%)
Accumulated Value				10,000				9,919				10,055						10,397				10,603			11,020			10,620			10,331			10,570			10,643		10,962
C000006977 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							B with CDSC (declining over six years from 4% to 0%)
Accumulated Value				10,000				9,890				10,035						10,433				10,591			11,128			10,690			10,427			10,637			10,687		11,045
C000006976 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							A with initial sales charge (4.25%)
Accumulated Value				9,575				9,551				9,754						10,216				10,448			11,060			10,704			10,518			10,810			10,942		11,393
C000006978 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							A with initial sales charge (4.25%)
Accumulated Value				9,575				9,607				9,940						10,458				10,641			11,412			10,976			10,665			11,145			11,301		11,713
C000006979 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							B with CDSC (declining over six years from 4% to 0%)
Accumulated Value				10,000				9,957				10,225						10,677				10,784			11,480			10,959			10,570			10,963			11,035		11,352
C000006980 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							C with CDSC (1% for 12 months)
Accumulated Value				10,000				9,945				10,197						10,632				10,722			11,394			10,844			10,464			10,836			10,871		11,168
C000006984 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							B with CDSC (declining over six years from 4% to 0%)
Accumulated Value				10,000				9,921				10,060						10,435				10,585			11,073			10,534			10,277			10,539			10,577		10,918
C000006983 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							A with initial sales charge (4.25%)
Accumulated Value				9,575				9,570				9,775						10,216				10,438			10,999			10,551			10,359			10,702			10,832		11,265
C000006985 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							A with initial sales charge (4.25%)
Accumulated Value				9,575				9,616				9,846						10,285				10,446			11,126			10,743			10,522			10,906			11,068		11,493
C000006986 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							B with CDSC (declining over six years from 4% to 0%)
Accumulated Value				10,000				9,977				10,139						10,502				10,597			11,203			10,735			10,437			10,727			10,806		11,148
C000006990 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							B with CDSC (declining over six years from 4% to 0%)
Accumulated Value				10,000				9,884				10,023						10,402				10,625			11,116			10,610			10,315			10,508			10,569		10,954
C000006989 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							A with initial sales charge (4.25%)
Accumulated Value				9,575				9,528				9,725						10,159				10,443			10,986			10,553			10,349			10,599			10,729		11,193
C000006991 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							A with initial sales charge (4.25%)
Accumulated Value				9,575				9,632				9,955						10,466				10,663			11,455			10,996			10,756			11,211			11,494		11,914
C000042676 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							A1 with initial sales charge (4.25%)
Accumulated Value				9,575				9,656				10,005						10,545				10,771			11,600			11,164			10,936			11,441			11,760		12,221
C000006992 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							B with CDSC (declining over six years from 4% to 0%)
Accumulated Value				10,000				9,996				10,255						10,689				10,810			11,527			10,996			10,665			11,047			11,229		11,553
C000042677 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							B1 with CDSC (declining over six years from 4% to 0%)
Accumulated Value				10,000				10,019				10,303						10,766				10,915			11,668			11,157			10,848			11,264			11,477		11,853
C000006993 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							C with CDSC (1% for 12 months)
Accumulated Value				10,000				9,984				10,242						10,687				10,808			11,523			10,981			10,664			11,032			11,227		11,551
C000227169 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							C with CDSC (1% for 12 months)
Accumulated Value	$ 10,000					$ 9,468					$ 9,402				$ 9,678					$ 9,840				$ 10,233
C000227170 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							A with initial sales charge (4.25%)
Accumulated Value	9,575					9,132					9,128				9,476					9,696				10,159
C000006987 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							A with initial sales charge (4.25%)
Accumulated Value				9,575				9,571				9,819						10,285				10,450			11,094			10,669			10,444			10,807			10,956		11,353
C000006988 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							B with CDSC (declining over six years from 4% to 0%)
Accumulated Value				10,000				9,920				10,100						10,498				10,587			11,154			10,648			10,338			10,628			10,685		10,990
C000006966 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							B with CDSC (declining over six years from 4% to 0%)
Accumulated Value				10,000				9,981				10,243						10,647				10,883			11,461			11,003			10,669			10,909			11,082		11,449
C000006965 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							A with initial sales charge (4.25%)
Accumulated Value				9,575				$ 9,629				9,946						10,416				10,726			11,392			11,018			10,763			11,086			11,346		$ 11,797
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg Municipal Bond Index
Accumulated Value	10,000	$ 10,000	$ 10,000	$ 10,000	$ 9,988	9,468			$ 10,015	$ 10,526	9,493	$ 10,282	$ 10,282	$ 10,931	9,789	$ 10,931	$ 10,835	$ 10,835	$ 11,533	9,909	$ 11,252	$ 11,252	$ 11,018	10,334	$ 11,872	$ 11,046	$ 11,342	$ 11,342	$ 11,391	$ 11,371	$ 11,371	$ 11,530	$ 11,726	$ 11,726	$ 12,025	$ 11,869	$ 11,869	$ 12,379
Bloomberg Municipal 1 15 Year Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg Municipal 1-15 Year Index
Accumulated Value	$ 10,000					$ 9,519					$ 9,672				$ 9,926					$ 10,081				$ 10,534